Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	¥ 6,915	¥ 4,754
ORIX USA
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	312	7,547
Asia and Australia
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	1,507
PE Investment and Concession
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	726	19,086
Environmental And Energy
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	88,777	(810)
Aircraft and Ships
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net		1,019
Divestiture
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	¥ 98,198	¥ 31,503